Item 1. Report to Shareholders

T. Rowe Price Inflation Protected Bond Fund
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Certified Shareholder Report and Financials

T. Rowe Price Inflation Protected Bond Fund
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Certified Shareholder Report and Financials


Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.


INFLATION PROTECTED BOND FUND
--------------------------------------------------------------------------------

As of 5/31/03
                                        Lehman Brothers
                Inflation Protected     Global Real U.S. TIPS
                Bond Fund $11,040       Index $11,097

10/31/02              10000                  10000
11/30/02               9966                   9993
02/28/03              10755                  10796
05/31/03              11040                  11097



Average Annual Compound Total Return
--------------------------------------------------------------------------------
                                                                           Since
                                                                       Inception
Periods Ended 5/31/03             1 Year     3 Years      5 Years      10/31/02*
--------------------------------------------------------------------------------
Inflation Protected Bond Fund         --          --           --         10.40%

Lehman Brothers Global
Real U.S. TIPS Index               18.24%      13.20%        9.92%        10.97

* These returns are cumulative.

Returns do not reflect taxes that the shareholder may pay on distributions or the redemption of fund shares. Past performance cannot predict future returns.

T. Rowe Price Inflation Protected Bond Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials



Dear Shareholder

We are pleased to report that your fund produced a strong return of 10.40% for the period from its inception on October 31, 2002, through May 31, 2003. It lagged the Lehman Brothers Global Real U.S. TIPS Index, however, due to a slightly defensive duration stance.


Interest Rate Levels
--------------------------------------------------------------------------------

                     30-Year              10-Year                5-Year
                     Treasury Bond        Treasury Note          Treasury Note

5/31/02              5.62                 5.04                   4.35
                     5.51                 4.8                    4.03
                     5.3                  4.46                   3.45
8/31/02              4.93                 4.14                   3.22
                     4.67                 3.59                   2.56
                     4.99                 3.89                   2.73
11/30/02             5.04                 4.21                   3.27
                     4.76                 3.81                   2.73
                     4.84                 3.96                   2.93
2/28/02              4.67                 3.69                   2.66
                     4.82                 3.8                    2.71
                     4.77                 3.84                   2.75
5/31/03              4.38                 3.37                   2.29




Real Rates on TIPS
--------------------------------------------------------------------------------


                     30-Year TIPS         10-Year TIPS           5-Year TIPS

5/31/02              3.28                 3.04                   2.43
                     3.16                 3.03                   2.43
                     3.12                 2.75                   2.08
8/31/02              2.8                  2.38                   1.7
                     2.68                 2.06                   1.23
                     3.01                 2.32                   1.53
11/30/02             2.94                 2.55                   1.82
                     2.68                 2.18                   1.27
                     2.68                 2.07                   1.2
2/28/02              2.38                 1.6                    0.54
                     2.65                 1.81                   0.69
                     2.72                 1.98                   0.9
5/31/03              2.28                 1.55                   0.67


As you know, the fund seeks to provide inflation protection and income by investing at least 80% of its net assets in inflation-protected debt securities. The emphasis is on Treasury inflation-protected securities (TIPS), but similar bonds issued by U.S. government agencies and corporations may also be purchased. Although the fund may invest in bonds of varying maturities, the fund's dollar-weighted average maturity is expected to be between five and 15 years.

The Real Rates on TIPS graph shows the decline of inflation-adjusted interest rates offered by TIPS over the last year. As rates declined, prices of TIPS appreciated, which contributed to the fund's performance. Another contributing factor was an increase in the consumer price index (CPI), which is used to adjust the market value of TIPS.

Portfolio Characteristics
--------------------------------------------------------------------------------

Period Ended                                                  5/31/03
--------------------------------------------------------------------------------
Price Per Share                                            $    10.91

30-Day Standardized
Yield to Maturity                                                1.27%

Weighted Average Maturity (years)                                12.4

Weighted Average Quality *                                        AAA

*Based on T. Rowe Price research.


As shown in the Portfolio Characteristics table, the fund's weighted average maturity was 12.4 years at the end of its fiscal year, and its 30-day standardized yield to maturity was 1.27%. The fund's weighted average quality was very high because we focus primarily on Treasuries, which offer the highest credit quality.

We thank you for your continued support.

Respectfully submitted,

James S. Riepe
Chairman

June 16, 2003

T. Rowe Price Inflation Protected Bond Fund
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Certified Shareholder Report and Financials



Financial Highlights               For a share outstanding throughout the period
--------------------------------------------------------------------------------

                                                             10/31/02
                                                              Through
                                                              5/31/03

NET ASSET VALUE

Beginning of period                                        $    10.00

Investment activities

  Net investment income (loss)                                   0.23*

  Net realized and unrealized gain (loss)                        0.80

  Total from investment activities                               1.03


Distributions

  Net investment income                                         (0.10)

  Net realized gain                                             (0.02)

  Total distributions                                           (0.12)


NET ASSET VALUE

End of period                                              $    10.91
                                                           ----------

Ratios/Supplemental Data

Total return^                                                   10.40%*

Ratio of total expenses
to average net assets                                            0.50%*!

Ratio of net investment
income (loss) to average
net assets                                                       5.46%*!

Portfolio turnover rate                                          35.6%!

Net assets, end of period
(in thousands)                                             $   24,425

^ Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 0.50% contractual expense limitation in effect through 9/30/04.

!  Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Inflation Protected Bond Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials                         May 31, 2003


Statement of Net Assets                         Par/Shares                Value
--------------------------------------------------------------------------------
                                                             In thousands


U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 1.7%

U.S. Government Guaranteed Obligations 1.7%

Government National Mortgage
  Assn., 4.50%, 5/15/18                    $           400      $           414

Total U.S. Government Mortgage-Backed
  Securities (Cost  $413)                                                   414


U.S. GOVERNMENT OBLIGATIONS 93.3%

U.S. Treasury Obligations 93.3%

U.S. Treasury Inflation-Indexed Bonds

  3.375%, 4/15/32                                      934                1,168

  3.875%, 4/15/29                                    4,520                5,921

U.S. Treasury Inflation-Indexed Notes

  3.00%, 7/15/12                                     5,137                5,702

  3.375%, 1/15/07                                      192                  210

  3.50%, 1/15/11                                     1,164                1,326

  3.625%, 1/15/08                                    3,864                4,331

  3.875%, 1/15/09                                    1,179                1,350

  4.25%, 1/15/10                                     2,348                2,769

Total U.S. Government Obligations (Cost  $21,817)                        22,777


MONEY MARKET FUNDS  6.8%

T. Rowe Price Government Reserve
  Investment Fund, 1.22% #                           1,672                1,672

Total Money Market Funds (Cost $1,672)                                    1,672

                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands

Total Investments in Securities
101.8% of Net Assets (Cost  $23,902)                            $        24,863

Other Assets Less Liabilities                                              (438)

NET ASSETS                                                      $        24,425
                                                                ---------------

Net Assets Consist of:

Undistributed net investment income (loss)                      $             2

Undistributed net realized gain (loss)                                      286

Net unrealized gain (loss)                                                  961

Paid-in-capital applicable to
2,239,080 shares of $0.0001 par
value capital stock outstanding;
1,000,000,000 shares authorized                                          23,176

NET ASSETS                                                      $        24,425
                                                                ---------------

NET ASSET VALUE PER SHARE                                       $         10.91
                                                                ---------------

# Seven-day yield

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Inflation Protected Bond Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials


Statement of Operations
--------------------------------------------------------------------------------
In thousands


                                                             10/31/02
                                                              Through
                                                              5/31/03

Investment Income (Loss)

Income

  Interest                                                 $      458

  Income distributions from mutual funds                            1

  Total income                                                    459

Expenses

  Custody and accounting                                           65

  Registration                                                     27

  Legal and audit                                                  14

  Shareholder servicing                                            13

  Directors                                                         3

  Organization                                                      2

  Prospectus and shareholder reports                                1

  Reimbursed by manager                                           (87)

  Total expenses                                                   38

Net investment income (loss)                                      421

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                              3

Change in net unrealized gain (loss) on securities                961

Net realized and unrealized gain (loss)                           964

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $    1,385
                                                           ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Inflation Protected Bond Fund
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Certified Shareholder Report and Financials



Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands


                                                             10/31/02
                                                              Through
                                                              5/31/03


Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                             $      421

  Net realized gain (loss)                                          3

  Change in net unrealized gain (loss)                            961

  Increase (decrease) in net
  assets from operations                                        1,385

Distributions to shareholders

  Net investment income                                          (126)

  Net realized gain                                               (11)

  Decrease in net assets
  from distributions                                             (137)

Capital share transactions *

  Shares sold                                                  30,310

  Distributions reinvested                                        129

  Shares redeemed                                              (7,362)

  Increase (decrease) in net assets
  from capital share transactions                              23,077


Net Assets

Increase (decrease) during period                              24,325

Beginning of period                                               100

End of period                                              $   24,425
                                                           ----------


*Share information

  Shares sold                                                   2,917

  Distributions reinvested                                         12

  Shares redeemed                                                (700)

  Increase (decrease) in
  shares outstanding                                            2,229


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Inflation Protected Bond Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials                         May 31, 2003


Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Inflation Protected Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on October 31, 2002. The fund seeks to provide inflation protection and income by investing primarily in inflation-protected debt securities.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Premiums and Discounts
Premiums and discounts on debt securities are amortized for financial reporting purposes.

Expenses Paid Indirectly
Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of U.S. government securities aggregated $23,957,000 and $2,349,000, respectively, for the year ended May 31, 2003.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted.

Distributions during the year ended May 31, 2003 totaled $137,000 and were characterized as ordinary income. At May 31, 2003, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------
Unrealized appreciation                                    $  961,000

Unrealized depreciation                                            --

Net unrealized appreciation (depreciation)                    961,000

Undistributed ordinary income                                 288,000

Paid-in capital                                            23,176,000

Net assets                                                $24,425,000
                                                          -----------


For the year ended May 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications between income and gain relate primarily to inflation adjustments on Treasury inflation-protected securities. Results of operations and net assets were not affected by these reclassifications.


--------------------------------------------------------------------------------
Undistributed net investment income                        $ (293,000)

Undistributed net realized gain                               294,000

Paid-in capital                                                (1,000)


At May 31, 2003, the cost of investments for federal income tax purposes was $23,902,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.05% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At May 31, 2003, the effective annual group fee rate was 0.32%.

Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through September 30, 2004 which would cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed 0.50%. Thereafter, through September 30, 2006, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's expense ratio to exceed 0.50%. Pursuant to this agreement, $28,000 of management fees were not accrued by the fund for the year ended May 31, 2003, and $87,000 of other fund expenses were borne by the manager. At May 31, 2003, unaccrued management fees and other expenses in the amount of $115,000 remain subject to reimbursement by the fund through September 30, 2006.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $70,000 for the year ended May 31, 2003, of which $10,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended May 31, 2003, totaled $1,000.

T. Rowe Price Inflation Protected Bond Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials


Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of T. Rowe Price Inflation Protected Bond Fund, Inc.

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of
T. Rowe Price Inflation Protected Bond Fund, Inc. (the "Fund") at May 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for the fiscal period presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at May 31, 2003 by correspondence with the custodian, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
June 18, 2003

T. Rowe Price Inflation Protected Bond Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials



Tax Information (Unaudited) for the Tax Year Ended 5/31/03
--------------------------------------------------------------------------------
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $11,000 from short-term capital gains.

T. Rowe Price Inflation Protected Bond Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials


About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202.

The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)         Principal Occupation(s) During Past 5 Years and
Year Elected*           Directorships of Other Public Companies
--------------------------------------------------------------------------------

Anthony W. Deering      Director, Chairman of the Board, President, and Chief
(1/28/45)               Executive Officer, The Rouse Company, real estate
2002                    developers; Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.     Principal, EuroCapital Advisors, LLC, an acquisition
(1/27/43)               and management advisory firm
2002

David K. Fagin          Director, Golden Star Resources Ltd., Canyon Resources
(4/9/38)                Corp. (5/00 to present), and Pacific Rim Mining Corp.
2002                    (2/02 to present); Chairman and President, Nye Corp.

F. Pierce Linaweaver    President, F. Pierce Linaweaver & Associates, Inc.,
(8/22/34)               consulting environmental and civil engineers
2002

Hanne M. Merriman       Retail Business Consultant; Director, Ann Taylor Stores
(11/16/41)              Corp., Ameren Corp., Finlay Enterprises, Inc., The Rouse
2002                    Company, and US Airways Group, Inc.

John G. Schreiber       Owner/President, Centaur Capital Partners, Inc., a real
(10/21/46)              estate investment company; Senior Advisor and Partner,
2002                    Blackstone Real Estate Advisors, L.P.; Director, AMLI
                        Residential Properties Trust, Host Marriott Corp., and
                        The Rouse Company

Hubert D. Vos           Owner/President, Stonington Capital Corp., a private
(8/2/33)                investment company
2002

Paul M. Wythes          Founding Partner, Sutter Hill Ventures, a venture
(6/23/33)               capital limited partnership, providing equity capital to
2002                    young high-technology companies throughout the United
                        States; Director, Teltone Corp.

*Each independent director oversees 105 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

T. Rowe Price Inflation Protected Bond Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials



Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price        Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]            Directorships of Other Public Companies
--------------------------------------------------------------------------------

William T. Reynolds             Director and Vice President, T. Rowe Price and
(5/26/48)                       T. Rowe Price Group, Inc.; Director, T. Rowe
2002                            Price Global Asset Management Limited
[37]

James S. Riepe                  Director and Vice President, T. Rowe Price; Vice
(6/25/43)                       Chairman of the Board, Director, and Vice
2002                            President, T. Rowe Price Group, Inc.; Chairman
[105]                           of the Board and Director, T. Rowe Price Global
                                Asset Management Limited, T. Rowe Price Global
                                Investment Services Limited, T. Rowe Price
                                Investment Services, Inc., T. Rowe Price
                                Retirement Plan Services, Inc., and T. Rowe
                                Price Services, Inc.; Chairman of the Board,
                                Director, President, and Trust Officer, T. Rowe
                                Price Trust Company; Director, T. Rowe Price
                                International, Inc.; Chairman of the Board,
                                Inflation Protected Bond Fund

M. David Testa                  Chief Investment Officer, Director, and Vice
(4/22/44)                       President, T. Rowe Price; Vice Chairman of the
2002                            Board, Chief Investment Officer, Director, and
[105]                           Vice President, T. Rowe Price Group, Inc.;
                                Director, T. Rowe Price Global Asset Management
                                Limited and T. Rowe Price Global Investment
                                Services Limited; Chairman of the Board and
                                Director, T. Rowe Price International, Inc.;
                                Director and Vice President, T. Rowe Price
                                Trust Company

*Each inside director serves until retirement, resignation, or election of a successor.

T. Rowe Price Inflation Protected Bond Fund
--------------------------------------------------------------------------------
Certified Shareholder Report and Financials



Officers

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)
--------------------------------------------------------------------------------

Connice A. Bavely (3/5/51)              Vice President, T. Rowe Price and
Vice President,                         T. Rowe Price Group, Inc.
Inflation Protected Bond Fund

Stephen V. Booth (6/21/61)              Vice President, T. Rowe Price, T. Rowe
Vice President,                         Price Group, Inc., and T. Rowe Price
Inflation Protected Bond Fund           Trust Company

Brian J. Brennan (7/14/64)              Vice President, T. Rowe Price and
Vice President,                         T. Rowe Price Group, Inc.
Inflation Protected Bond Fund

Jennifer A. Callaghan (5/6/69)          Assistant Vice President, T. Rowe Price
Assistant Vice President,
Inflation Protected Bond Fund

Joseph A. Carrier (12/30/60)            Vice President, T. Rowe Price, T. Rowe
Treasurer, Inflation Protected          Price Group, Inc., and T. Rowe Price
Bond Fund                               Investment Services, Inc.

Roger L. Fiery III (2/10/59)            Vice President, T. Rowe Price, T. Rowe
Vice President, Inflation               Price Group, Inc., T. Rowe Price
Protected Bond Fund                     International, Inc., and T. Rowe Price
                                        Trust Company

Henry H. Hopkins (12/23/42)             Director and Vice President, T. Rowe
Vice President, Inflation               Price Group, Inc., T. Rowe Price
Protected Bond Fund                     Investment Services, Inc., T. Rowe Price
                                        Services, Inc., and T. Rowe Price Trust
                                        Company; Vice President, T. Rowe Price,
                                        T. Rowe Price International, Inc., and
                                        T. Rowe Price Retirement Plan Services,
                                        Inc.

Alan D. Levenson (7/17/58)              Vice President, T. Rowe Price and
Vice President, Inflation               T. Rowe Price Group, Inc.
Protected Bond Fund

Patricia B. Lippert (1/12/53)           Assistant Vice President, T. Rowe Price
Secretary, Inflation                    and T. Rowe Price Investment Services,
Protected Bond Fund                     Inc.

Cheryl A. Mickel (1/11/67)              Vice President, T. Rowe Price and
Vice President, Inflation               T. Rowe Price Group, Inc.
Protected Bond Fund

Mary J. Miller (7/19/55)                Vice President, T. Rowe Price and
Vice President, Inflation               T. Rowe Price Group, Inc.
Protected Bond Fund

Edmund M. Notzon III (10/1/45)          Vice President, T. Rowe Price, T. Rowe
Vice President, Inflation               Price Group, Inc., T. Rowe Price
Protected Bond Fund                     Investment Services, Inc., and T. Rowe
                                        Price Trust Company

Vernon A. Reid, Jr. (5/15/54)           Vice President, T. Rowe Price and
Vice President, Inflation               T. Rowe Price Group, Inc.
Protected Bond Fund

Daniel O. Shackelford (3/11/58)         Vice President, T. Rowe Price, T. Rowe
President, Inflation                    Price Group, Inc., and T. Rowe Price
Protected Bond Fund                     Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

(a) Not required at this time.

(b) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940, are attached.

A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Inflation Protected Bond Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 13, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 13, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     July 09, 2003